JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information of the Funds listed in Appendix A do not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 674 (Amendment No. 675 under the Investment Company Act of 1940, as amended) filed electronically on February 22, 2024.
Please contact the undersigned at (212) 272-7085 if you have any questions.
Very truly yours,
/s/ Max Vogel
Max Vogel
Assistant Secretary

Appendix A
J.P. Morgan International Equity Funds
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund